Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 2,932	$ 3,258
Carrying amount of the hedging instruments, Liabilities	(10,163)	(10,259)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(41)	(1,492)
Ineffectiveness recorded in non-interest income-other	2	(10)
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	768	455
Carrying amount of the hedging instruments, Liabilities	(1,319)	(1,485)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	587	(475)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(567)	468
Ineffectiveness recorded in non-interest income-other	20	(7)
Carrying amount of the hedged item	23,040	(21,552)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	608	716
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(225)	140
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	1,872	(1,037)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,865)	1,043
Ineffectiveness recorded in non-interest income-other	7	6
Carrying amount of the hedged item, Liabilities	(54,727)	(58,026)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(324)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities		1,065
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(252)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities		186
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	80	(58)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(80)	58
Carrying amount of the hedged item, Liabilities	(5,500)	(3,923)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(48)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities		37
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	27
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities		40
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	760	448
Carrying amount of the hedging instruments, Liabilities	(1,296)	(1,454)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	582	(475)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(562)	469
Ineffectiveness recorded in non-interest income-other	20	(6)
Fair value hedges [member] | Interest rate risk [member] | Investment Securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(879)	360
Gain (loss) on hedged item used to calculate hedge ineffectiveness	892	(367)
Ineffectiveness recorded in non-interest income-other	13	(7)
Carrying amount of the hedged item, Assets	25,576	16,286
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	682	(149)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	112	63
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(491)	260
Gain (loss) on hedged item used to calculate hedge ineffectiveness	491	(265)
Ineffectiveness recorded in non-interest income-other		(5)
Carrying amount of the hedged item, Assets	57,711	23,763
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	294	(246)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(112)	(149)
Fair value hedges [member] | Currency or interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	3	(4)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(3)	4
Carrying amount of the hedged item, Liabilities	(267)	(466)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities		3
Fair value hedges [member] | Currency or interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness		(1)
Ineffectiveness recorded in non-interest income-other		(1)
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	8	7
Carrying amount of the hedging instruments, Liabilities	(23)	(31)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	5
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(5)	(1)
Ineffectiveness recorded in non-interest income-other		(1)
Fair value hedges [member] | Currency or interest rate risk [member] | Investment Securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	2	5
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(2)	(5)
Carrying amount of the hedged item, Assets	247	814
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	$ 4	$ 6